EARNINGS (LOSSES) PER SHARE (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basic and diluted income (loss) from continuing operations:
Income (loss) from continuing operations attributable to Venator	$ 51	$ (7)	$ 58	$ (89)	$ (95)	$ (369)	$ (173)
Basic and diluted net income (loss):
Net income (loss) attributable to Venator	$ 51	$ (5)	$ 66	$ (81)	$ (87)	$ (359)	$ (164)
Denominator:
Weighted average shares outstanding	106.3	106.3	106.3	106.3	106.3	106.3	106.3
Dilutive shares:
Dilutive share-based awards	0.3		0.3
Total weighted average shares outstanding, including dilutive shares	106.6	106.3	106.6	106.3	106.3	106.3	106.3